Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000226875 | SK Hynix8068066
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226875 | Gree Electric Appliances of Zhuhai8067975
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226875 | Samsung Electronics8068064
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226875 | Alibaba Group Holding8068101
Holdings [Line Items]
Percent of Total Investments	3.90%
C000226875 | Yageo8068095
Holdings [Line Items]
Percent of Total Investments	3.20%
C000226875 | Tencent Holdings8068029
Holdings [Line Items]
Percent of Total Investments	3.20%
C000226875 | China Overseas Land & Investment8068003
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226875 | MTN Group8068126
Holdings [Line Items]
Percent of Total Investments	3.00%
C000226875 | Banco Bradesco8067950
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226875 | Naspers8068129
Holdings [Line Items]
Percent of Total Investments	2.40%
C000226875 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226875 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000226875 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226875 | Macao
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000226875 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000226875 | India
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000226875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000226875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000226875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000226875 | China
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000226877 | Accor8068188
Holdings [Line Items]
Percent of Total Investments	4.90%
C000226877 | Tencent Holdings8068265
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226877 | Nidec8068297
Holdings [Line Items]
Percent of Total Investments	3.50%
C000226877 | Las Vegas Sands8068352
Holdings [Line Items]
Percent of Total Investments	3.50%
C000226877 | SK Hynix8068321
Holdings [Line Items]
Percent of Total Investments	3.40%
C000226877 | Prudential8068224
Holdings [Line Items]
Percent of Total Investments	3.20%
C000226877 | Alibaba Group Holding8068339
Holdings [Line Items]
Percent of Total Investments	3.10%
C000226877 | Boliden8068336
Holdings [Line Items]
Percent of Total Investments	2.80%
C000226877 | UBS Group8068174
Holdings [Line Items]
Percent of Total Investments	2.70%
C000226877 | Banco Bilbao Vizcaya Argentaria8068182
Holdings [Line Items]
Percent of Total Investments	2.60%
C000226877 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000226877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000226877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000226877 | China
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000226877 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000226877 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226877 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226877 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000226877 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000226877 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000226877 | France
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243045 | Tapestry8068301
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243045 | Alcoa8068213
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243045 | Citigroup8068226
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243045 | Bank of America8068220
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243045 | PVH8068285
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243045 | Mohawk Industries8068270
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243045 | Las Vegas Sands8068253
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243045 | QUALCOMM8068287
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243045 | Gilead Sciences8068240
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Walt Disney8068315
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000243045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000243045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000243045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%